Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Prospectus [Line Items]
Performance Inception Date		Jun. 28, 2019
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			9.53%		7.56%	10.32%
Performance Inception Date		Jun. 28, 2019
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		8.27%		6.89%	9.78%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		6.59%		5.86%	8.24%
Investor Class Shares
Prospectus [Line Items]
Performance Inception Date		Apr. 27, 2022
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			8.56%	9.40%
Performance Inception Date		Apr. 27, 2022
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[2]		7.02%	8.73%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		5.96%	7.21%
Investor Class Shares
Prospectus [Line Items]
Performance Inception Date		Apr. 27, 2022
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return Before Taxes
Average Annual Return, Percent			6.42%	9.65%
Performance Inception Date		Apr. 27, 2022
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[3]		5.52%	8.70%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		4.43%	7.40%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			11.91%		7.26%	9.69%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	15.34%	13.15%	14.93%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			13.01%	10.96%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			12.59%	7.67%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.